RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

  RELATED PARTY TRANSACTIONS

AXA Equitable reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $13 million, $28 million, $16 million and $31 million, respectively, for the second quarter and first six months of 2011 and 2010.

AXA Equitable paid $164 million, $321 million, $159 million and $309 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for the second quarter and first six months of 2011 and 2010. AXA Equitable charged AXA Distribution's subsidiaries $111 million, $219 million, $92 million and $194 million, respectively, for their applicable share of operating expenses for the second quarter and first six months of 2011 and 2010, pursuant to the Agreements for Services.